UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21789

Giordano Investment Trust

(Exact name of registrant as specified in charter)

2530 Riva Road, Suite 312, Annapolis, Maryland 31401

(Address of principal executive offices)	(Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

Item 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2008

GIORDANO FUND

March 31, 2008

(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Giordano Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St, Rocky Mount, NC 27804, Phone 1-800-773-3863.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, small-cap and mid-cap companies risk, credit risk, interest rate risk, maturity risk, preferred securities risk, investment-grade securities risk, senior subordinated unsecured corporate bonds risk, junk bonds or lower-rated securities risk, derivative instruments risk, special risks of “alternative investments” and real estate securities risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Stated performance in the aforementioned Fund was achieved at some or all points during the period by waiving or reimbursing part of the Fund’s total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about May 30, 2008.

For More Information on Your Giordano Fund:

See Our Web site @ www.giordanofunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

Fund Expenses (Unaudited)

Example - As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Giordano Fund Expense Example	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period*
Actual	$1,000.00	$912.90	$30.32
Hypothetical (5% return before expenses)	$1,000.00	$993.30	$31.59

* Expenses are equal to the Fund’s annualized expense ratio 6.34% multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six months) divided by 366 (to reflect the semi-annual period).

GIORDANO FUND

Schedule of Investments
(Unaudited)

As of March 31, 2008
	Shares	Market Value (Note 1)			Shares or Principal	Market Value (Note 1)

COMMON STOCKS - 79.54%			Savings & Loan - 2.33%
				Brookline Bancorp, Inc.	4,000	$ 45,920
Aerospace/Defense - 6.56%
Raytheon Company	2,000	$ 129,220	Telecommunications - 5.84%
				AT&T, Inc.	3,000	114,900
Banks - 7.85%
Bank of America Corporation	1,700	64,447
Wells Fargo & Company	3,100	90,210	Total Common Stocks (Cost $1,680,711)			1,566,318
		154,657
Commercial Services - 8.20%			INVESTMENT COMPANIES - 5.59%
Paychex, Inc. †	2,500	85,650
RR Donnelly & Sons Co.	2,500	75,775	§	Evergreen Institutional Money
		161,425		Market Fund, 3.27%	89,427	89,427
Environmental Control - 3.07%			§	Lehman Brothers Prime Portfolio Money
Waste Management, Inc. †	1,800	60,408		Market Fund, 2.99%	20,601	20,601

Healthcare - Products - 4.28%			Total Investment Companies (Cost $110,028)			110,028
Johnson & Johnson †	1,300	84,331
			CORPORATE OBLIGATIONS - 13.97%
Insurance - 4.86%			ß	Empire Corporation, 10.00%, 05/01/2012
The Travelers Companies, Inc.	2,000	95,700		(Cost $275,000)	$ 275,000	$ 275,000

Metal Fabricate/Hardware - 3.92%			Total Investments (Cost $2,065,739) - 99.10%			$ 1,951,346
The Timken Company †	2,600	77,272	Other Assets Less Liabilities - 0.90%			17,630

Mining - 5.49%			Net Assets - 100.00%			$ 1,968,976
Alcoa, Inc. †	3,000	108,180
			ß

Restricted security - A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. Restricted securities are valued according to the guidelines and procedures adopted by the Board of Trustees. The Fund currently holds an Empire Corporation Senior Subordinated Debenture at a cost of $275,000. The acquisition date for this security was April 30, 2007. The sale of this investment has been restricted and has been valued in accordance with the guidelines adopted by the Board of Trustees. The total fair value of this security at March 31, 2008 is $275,000, which represents 13.97% of net assets. See Note 1 for more information on restricted securities.

(Continued)

Miscellaneous Manufacturing - 9.20%
General Electric Company †	2,000	74,020
Honeywell International, Inc.	1,900	107,198
		181,218
Oil & Gas - 5.20%
Chevron Corporation	1,200	102,432

Packaging & Containers - 3.64%
Sonoco Products Company	2,500	71,575

Pharmaceuticals - 9.10%
Eli Lilly & Company †	2,000	103,180
Merck & Co., Inc. †	2,000	75,900
		179,080

GIORDANO FUND

Schedule of Investments
(Unaudited)

As of March 31, 2008

Summary of Investments by Industry
	% of Net Assets	Market Value
Industry
Aerospace/Defense	6.56%	$ 129,220
Banks	7.85%	154,657
Commercial Services	8.20%	161,425
Corporate Obligations	13.97%	275,000
Environmental Control	3.07%	60,408
Healthcare - Products	4.28%	84,331
Insurance	4.86%	95,700
Investment Companies	5.59%	110,028
Metal Fabricate/Hardware	3.92%	77,272
Mining	5.49%	108,180
Miscellaneous Manufacturing	9.20%	181,218
Oil & Gas	5.20%	102,432
Packaging & Containers	3.64%	71,575
Pharmaceuticals	9.10%	179,080
Savings & Loan	2.33%	45,920
Telecommunications	5.84%	114,900
Total	99.10%	$ 1,951,346

†	Portion of the security is pledged as collateral for call options written.

§	Represents 7 day effective yield at March 31, 2008.

See Notes to Financial Statements

GIORDANO FUND

Call Options Written
(Unaudited)

As of March 31, 2008

		Shares Subject to Call	Market Value (Note 1)

Common Stocks, Expiration Date, Exercise Price

*	Alcoa, Inc., 4/19/2008
	Strike $37.50	3,000	$ 3,270
*	Eli Lilly & Company, 4/19/2008
	Strike $55.00	2,000	360
*	General Electric Company, 6/21/2008
	Strike $35.00	2,000	6,300
*	Johnson & Johnson, 4/19/2008
	Strike $70.00	1,300	65
*	Merck & Co., Inc., 4/19/2008
	Strike $50.00	2,000	100
*	Paychex, Inc., 6/21/2008
	Strike $37.50	2,500	1,250
*	The Timken Company, 6/21/2008
	Strike $35.00	2,600	1,105
*	Waste Management, Inc., 4/19/2008
	Strike $35.00	1,800	450

Total (Premiums Received $19,389)			$ 12,900

*	Non-income producing investment.

See Notes to Financial Statements

GIORDANO FUND

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2008

Assets:
Investments, at value (cost $2,065,739)	$1,951,346
Receivables:
Fund shares sold	1,285
Income	28,774
Prepaid expenses
Fund accounting fees	2,250
Compliance services fees	646
Other expenses	3,572

Total assets	1,987,873

Liabilities:
Call Options Written, at value (premiums recieved $19,389)	12,900
Accrued expenses	5,997

Total liabilities	18,897

Net Assets	$1,968,976

Net Assets Consist of:
Capital	$2,035,232
Accumulated net investment loss	(26,245)
Undistributed net realized gain on investments	67,893
Net unrealized depreciation on investments	(107,904)

Total Net Assets	$1,968,976
Shares Outstanding, no par value (unlimited authorized shares)	206,817
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$9.52

See Notes to Financial Statements

GIORDANO FUND

Statement of Operations
(Unaudited)

For the six month period ended March 31, 2008

Investment Income:
Interest	$14,743
Dividends	29,576

Total Investment Income	44,319

Expenses:
Advisory fees(note 2)	11,122
Administration fees (note 2)	12,000
Transfer agent fees(note 2)	12,000
Fund accounting fees (note 2)	13,611
Compliance service fees(note 2)	3,875
Custody fees(note 2)	2,779
Distribution and service fees (note 3)	2,780
Registration and filing administration fees(note 2)	652
Legal fees	9,476
Audit and tax preparation fees	6,750
Registration and filing expenses	3,358
Printing expenses	300
Trustee fees and meeting expenses	150
Securities pricing fees	1,201
Other operating expenses	4,412

Total Expenses	84,466

Advisory fees waived (note 2)	(11,122)
Distribution and services fees waived (note 3)	(2,780)

Net Expenses	70,564

Net Investment Loss	(26,245)

Realized and Unrealized Gain (Loss) on Investments

Net realized gain from:
Investments	22,277
Options	45,616
Change in unrealized depreciation on investments	(252,324)

Realized and Unrealized Loss on Investments	(184,431)

Net Decrease in Net Assets Resulting from Operations	$(210,676)

See Notes to Financial Statements

GIORDANO FUND

Statements of Changes in Net Assets

	March 31,	September 30,
For the six month period or fiscal year ended	2008 (a)	2007

Operations:
Net investment loss	$(26,245)	$(62,867)
Net realized gain from investment transactions	22,277	62,314
Net realized gain from options	45,616	1,880
Change in unrealized appreciation on investments	(252,324)	80,125

Net (Decrease) Increase in Net Assets Resulting from Operations	(210,676)	81,452

Distributions to Shareholders: (note 6)
Net realized gain from investment transactions	(22,839)	-

Decrease in Net Assets Resulting from Distributions	(22,839)	-

Capital Share Transactions: (note 7)
Shares sold	140,039	523,736
Reinvested dividends and distributions	22,562	-
Shares repurchased	(347,689)	(6,738)

(Decrease) Increase from Capital Share Transactions	(185,088)	516,998

Net (Decrease) Increase in Net Assets	(418,603)	598,450

Net Assets:
Beginning of period	2,387,579	1,789,129
End of period	$1,968,976	$2,387,579

Accumulated Net Investment Loss	$(26,245)	$-

(a) Unaudited.

See Notes to Financial Statements

GIORDANO FUND

Financial Highlights

For a share outstanding during the	March 31,		September 30,
fiscal year or six month period ended	2008 (a)		2007	2006 (b)

Net Asset Value, Beginning of Period	$10.52		$10.05	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.13)		(0.28)	(0.36)
Net realized and unrealized (loss) gain on securities	(0.77)		0.75	0.41

Total from Investment Operations	(0.90)		0.47	0.05

Less Distributions:
Distributions (from capital gains)	(0.10)		-	-

Total Distributions	(0.10)		-	-

Net Asset Value, End of Period	$ 9.52		$10.52	$10.05

Total return	(8.71)%		4.68%	0.50%

Net Assets, End of Period (in thousands)	$1,969		$2,388	$1,789

Average Net Assets for the Period (in thousands)	$2,224		$2,099	$1,334

Ratios of:
Gross Expenses to Average Net Assets (c)	7.60%	(d)	7.87%	11.63%	(d)
Net Expenses to Average Net Assets (c)	6.34%	(d)	6.62%	9.19%	(d)
Net Investment Loss to Average Net Assets	(2.36)%	(d)	(3.00)%	(5.37)%	(d)

Portfolio turnover rate	5.01%		89.48%	34.43%

(a)	Unaudited.
(b)	For the period from November 7, 2005 (Date of Initial Public Investment) to September 30, 2006.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

(d)	Annualized.
See Notes to Financial Statements

GIORDANO FUND

Notes to Financial Statements (Unaudited)

1.	Organization and Significant Accounting Policies

The Giordano Fund (the “Fund”) is a series of the Giordano Investment Trust (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on November 7, 2005. The investment objective of the Fund is to seek long-term capital appreciation as well as current income by investing at least 80% of its assets in income oriented equity securities and up to 20% of its assets in other investments including, but not limited to, bonds, options, exchange-traded funds and venture capital funds.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation

Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Restricted Securities

Restricted securities held by the Fund may not be sold unless registered pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “Securities Act”), or offered pursuant to the registration requirements of the Securities Act. The risk of investing in such securities is generally greater than the risk of investing in the securities of publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell. In addition, restricted securities may exhibit greater price volatility than securities for which secondary markets exist.

Schedule of Restricted Securities
	Acquisition Date	Acquisition Cost	Current Market Value	Value as % of Net Assets
Empire Corp. 05/01/12	04/30/2007	$275,000	$275,000	13.97%

(Continued)

GIORDANO FUND

Notes to Financial Statements (Unaudited)

Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction). If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund had realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Expenses

The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions

The Fund may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of the contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates

Advisor

The Fund pays a monthly advisory fee to Giordano Asset Management, LLC (the “Advisor”) based upon the average daily net assets of the Fund and calculated at the annual rate of 1.00% of the Fund’s average daily net assets below $75 million, 0.75% on assets between $75 million and below $125 million, 0.70% on assets between $125 million and below $200 million, and 0.65% on assets over $200 million. For the six month period ended March 31, 2008, the advisory fees were waived in the amount of $11,122.

Administrator

The Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month. The Administrator also receives a fee to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. A breakdown of these fees is provided below.

Administration Fees*	Custody fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $50 million	0.175%	First $100 million	0.020%	$2,250	0.01%	$150 per state
Next $50 million	0.150%	Over $100 million	0.009%
Next $50 million	0.125%
Next $50 million	0.100%	*Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.
Over $200 million	0.075%

Compliance Services

The Nottingham Compliance Services, LLC, a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act. It receives compensation for this service at an annual rate of $7,750.

(Continued)

GIORDANO FUND

Notes to Financial Statements (Unaudited)

Transfer Agent

North Carolina Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund. It receives compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,750 per month. The Transfer Agent is also reimbursed for out-of-pocket expenses.

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”). The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. For the six month period ended March 31, 2008, $2,780 in fees were incurred and subsequently waived by the Distributor.

4.	Purchases and Sales of Investment Securities

For the six month period ended March 31, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$107,999	$377,133

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended March 31, 2008.

5.	Options Written

As of March 31, 2008, portfolio securities valued at $668,941 were held in escrow by the custodian to cover call options written by the Giordano Fund.

Option Contracts Written for the six month period ended March 31, 2008	Number of Contracts	Premiums Received
Options Outstanding, Beginning of Year	71	$8,063
Options written	444	59,404
Options closed	(62)	(8,476)
Options exercised	-	-
Options expired	(281)	(39,602)
Options Outstanding, End of Year	172	$19,389

6.	Federal Income Tax

The tax components of capital shown in Table 1 represent: (1) distribution requirements the Fund must satisfy under the income tax regulations, and (2) unrealized appreciation or depreciation of investments for federal income tax purposes as of September 30, 2007.

Table 1
Undistributed
Ordinary Income	Long-Term Capital Gains	Net Tax Appreciation
$ -	$22,839	$144,420

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2008, are shown in Table 2. The net unrealized appreciation as of March 31, 2008 is ($114,393). There is no difference between book and tax cost.

Table 2	Aggregate Gross Unrealized
Federal Tax Cost	Appreciation	Depreciation
$2,065,739	$60,759	($175,152)

Management has analyzed the Fund’s potential tax position for the purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements.

(Continued)

GIORDANO FUND

Notes to Financial Statements (Unaudited)

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no dividends or distributions of net investment income or net realized gains paid by the Fund during the fiscal year or period ending September 30, 2007 and September 30, 2006.

7.   Capital Share Transactions

For the fiscal year or six month period ended	March 31,	September 30,
	2008	2007(a)
Transactions in Fund Shares	14,297	49,473
Shares sold
Reinvested distributions	2,252	-
Shares repurchased	(36,584)	(637)
Net Increase in Capital Shares	(20,035)	48,836
Shares Outstanding, Beginning of Period	226,852	178,016
Shares Outstanding, End of Period	206,817	226,852

(a) Audited.

8.	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value measurements and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for the fiscal period.

9.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects risk of loss to be remote.

(Continued)

GIORDANO FUND

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Fund toll-free at 1-800-773-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

3.	Renewal of Advisory Agreement During Period

Giordano Asset Management, LLC (the “Advisor”) supervises the investments of the Giordano Fund (the “Fund”) pursuant to an Investment Advisory Agreement. At the annual meeting of the Fund’s Board of Trustees on October 24, 2007, the Trustees unanimously approved the renewal of the Investment Advisory Agreement for a one year term. In considering whether to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (1) the nature, extent and quality of the services provided by the Advisor; (2) the investment performance of the Fund and the Advisor; (3) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (5) the Advisor’s practices regarding brokerage and portfolio transactions; and (6) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, copies of the Investment Advisory Agreement; a memorandum from the Advisor to the Trustees containing information about the Advisor, including financial statements, a description of personnel and the services provided to the Fund, information on investment advice and performance, a schedule listing its fees, other benefits and profitability, summaries of fund expenses, compliance program, possible conflicts, and current legal matters, and other general information; comparative expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund’s outside legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board of Trustees in order to make an informed decision.

Nature, Extent and Quality of the Services Provided by the Advisor

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees considered the services being provided by the Advisor to the Fund including, without limitation, the Advisor’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, efforts during the Fund’s start-up phase, coordination of services for the Fund among the Fund’s service providers, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares. The Trustees considered the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; and the Advisor’s compliance programs, policies, and procedures. The Trustees also noted that the Trust’s President is an employee of the Advisor and serves the Trust without additional compensation. After reviewing the foregoing information and further information in the Advisor Memorandum (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Trustees concluded that the quality, extent, and nature of the services provided by the Advisor were satisfactory and adequate for the Fund.

Investment Performance of the Fund and the Advisor

In considering the investment performance of the Fund and the Advisor, the Trustees compared the short and

(Continued)

GIORDANO FUND

Additional Information (Unaudited)

 long-term performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisors, and comparable peer group indices (e.g., Morningstar category averages). The Trustees also considered the consistency of the Advisor’s management of the Fund with the Fund’s investment objective and policies. After reviewing the short and long-term investment performance of the Fund, the Advisor’s experience managing the Fund, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded, in light of the foregoing factors, that the investment performance of the Fund and the Advisor was satisfactory.

Costs of the Services to be Provided and Profits to be Realized by the Advisor from the Relationship with the Fund

In considering the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund, the Trustees considered the Advisor’s financial condition of the Advisor and the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset levels of the Fund; the Advisor’s payment of startup costs for the Fund; and the overall expenses of the Fund, including certain past fee waivers and reimbursements by the Advisor on behalf of the Fund. The Board of Trustees reviewed the financial statements of the Advisor and discussed the financial stability and productivity of the firm. The Board of Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients. The Board of Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, style of investment management, size of fund and nature of the investment strategy and markets in which it is invested, among other factors. The Board of Trustees determined that the Fund’s expense ratio and management fees were higher than the comparable funds, but the Fund was much smaller than those funds. Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services to be provided by the Advisor under the Investment Advisory Agreement.

Economies of Scale

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered the Fund’s fee arrangements with its Advisor. The Board determined that since the management fee would decrease as asset levels increased, the Fund would benefit from this fee structure. The Board also noted that the Fund would benefit from economies of scale under its agreements with service providers other than the Advisor. Following further discussion of the Fund’s asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements with the Advisor continued to provide benefits and that, at the Fund’s projected asset levels for the next year, the Fund’s arrangements with the Advisor were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Advisor.

Advisor’s Practices Regarding Brokerage and Portfolio Transactions

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and the Advisor’s performance in utilizing those standards, for seeking best execution for Fund portfolio transactions, including the use of alternative markets (e.g., direct purchases from issuers or underwriters or, as to equity securities, “third market” for listed securities and principal market makers for over-the-counter securities). The Board also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the opportunities for the Advisor to recapture brokerage or related fees (e.g. tender offer fees, underwriting fees, etc.) and credit them against Fund expenses. After further review and discussion, the Board determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

Advisor’s Practices regarding Possible Conflicts of Interest

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or other accounts of the Advisor; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics. Following further consideration and discussion, the Board of Trustees of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees of Trustees, including a majority of the Independent Trustees, approved the renewal of the Investment Advisory Agreement for the Fund.

(Continued)

Giordano Fund

is a series of the

Giordano Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

Giordano Fund	Giordano Asset Management, LLC
c/o NC Shareholder Services	2530 Riva Road
116 South Franklin Street	Suite 312
Post Office Drawer 4365	Annapolis, Maryland 21401
Rocky Mount, North Carolina 27803

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	giordanofunds.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)

The registrant's officers, including the principal executive and principal financial officer (the “PEO and PFO”), concluded, as of a date within 90 days of the filing of this report, that the registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications of PEO and PFO required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.
(a)(3)	Not applicable.
(b)	Certifications of PEO and PFO required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giordano Investment Trust

By: (Signature and Title)
                                                            /s/ Joseph A. Giordano

Joseph A. Giordano, Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)
                                                            /s/ Joseph A. Giordano

Joseph A. Giordano, Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer

Giordano Investment Trust

Date: May 30, 2008